COMMITMENTS	9 Months Ended
Sep. 30, 2021
Commitments
COMMITMENTS

30.	COMMITMENTS

In the normal course of the business, the Company enters into agreements with third parties for the purchase of raw material, mainly corn and soymeal. The agreed prices in these agreements can be fixed or variable. The Company also enters into other agreements, such as electricity supply, packaging supplies, construction of buildings and others for the supply of its manufacturing activities. The firm commitments schedule is set forth below:

09.30.21
Current	5,508,563
Non-current	1,996,385
October to December 2022	425,407
2023	704,311
2024	289,910
2025	173,878
2026 onwards	402,879
7,504,948